Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2024
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Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory

The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2023	33,666	10,608	44,275
Additions	879	96	975
Disposal	(102)	-	(102)
Depreciation & impairment expense	(2,292)	(1,685)	(3,977)
Translation adjustments	237	49	286
Net book value as of June 30, 2023	32,389	9,068	41,457
Gross value at end of period	50,684	17,932	68,616
Accumulated depreciation and impairment at end of period	(18,295)	(8,864)	(27,159)

Net book value as of January 1, 2024	30,602	7,457	38,060
Additions	-	-	-
Disposal	-	-	-
Depreciation & impairment expense	(2,384)	(1,610)	(3,994)
Translation adjustments	(359)	(35)	(395)
Net book value as of June 30, 2024	27,859	5,812	33,671
Gross value at end of period	51,156	17,858	69,014
Accumulated depreciation at end of period	(23,297)	(12,046)	(35,343)